Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of Shares Repurchased
The following table provides a summary of shares repurchased by ASML in 2018:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR millions)

January 18 - 31, 2018	219,914	165.06	219,914	2,463.7
February 1 - 28, 2018	313,137	153.93	533,051	2,415.5
March 1 - 31, 2018	507,072	168.62	1,040,123	2,330.0
April 1 - 30, 2018	398,517	161.10	1,438,640	2,265.8
May 1 - 31, 2018	623,367	167.80	2,062,007	2,161.2
June 1 - 30, 2018	568,287	176.14	2,630,294	2,061.1
July 1 - 31, 2018	623,903	176.31	3,254,197	1,951.1
August 1 - 31, 2018	764,618	178.39	4,018,815	1,814.7
September 1 - 30, 2018	718,565	161.57	4,737,380	1,698.6
October 1 - 31, 2018	835,384	153.46	5,572,764	1,570.4
November 1 - 30, 2018	861,512	149.39	6,434,276	1,441.6
December 1 - 21, 2018	610,113	143.91	7,044,389	1,353.9

Total	7,044,389	162.70